Supplementary cash flow information (Schedule of other cash generated from / (used in) operating activities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	$ (3.8)	$ (11.0)
Share based compensation paid [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	(4.5)	(5.8)
Share based compensation and change of control payments made upon acquisition of Copper Mountain [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	0.0	(6.7)
Other [Member]
Revenue And Expenses [Line Items]
Other cash generated from / (used in) operating activities	$ 0.7	$ 1.5